INCOME TAXES (Schedule of Income Taxes by Tax Jurisdictions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income (loss) from operations before income tax:
PRC	$ (42,999,102)	$ (107,662,760)	$ (111,763,011)
Other jurisdictions	(7,482,743)	(9,635,640)	3,698,354
Loss before income taxes	$ (50,481,845)	$ (117,298,400)	$ (108,064,657)